INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF INCOME TAX FROM CONTINUED OPERATIONS

For the years ended December 31, 2023, 2022 and 2021, income tax from continued operations was as follows:

	2023	2022	2021
Current income tax expense	$6,209,629	$1,044,399	$175,631
Deferred income tax (benefit) expense	(1,229,007)	1,192,108	8,581,072
Tax expense	$4,980,622	$2,236,507	$8,756,703

SCHEDULE OF EFFECTIVE INCOME TAX EXPENSES

Reconciliations of income taxes from the Costa Rica national statutory rate of 30% to the consolidated effective income tax rate are as follows:

	2023	2022	2021

Net profit before taxes	$12,136,627	$13,677,740	$17,426,088
Income tax expense calculated at Costa Rica statutory tax rate of 30%	3,640,988	4,103,322	5,227,826
Foreign rate differential	1,442,871	61,500	551,388
Tax attributable to exchange gain/loss	(3,048,684)	(1,882,252)	2,056,492
Change in unrecognized deferred tax assets	(648,037)	(238,549)	1,039,818
Withholding tax	2,750,903	—	—
Alternative minimum tax	1,161,583	—	—
Other	(319,002)	192,486	(118,821)
Tax expense	$4,980,622	$2,236,507	$8,756,703

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Details of the Group’s deferred tax assets and liabilities are as follows:

	2023	2022
Deferred Tax Assets
Net operating loss and tax credit carryforwards	$2,428,097	$1,035,315
Allowance for uncollectible accounts	261,877	816,340
Other accruals	480,299	130,407
Fixed assets	133,781	191,031
Employee benefits	209,820	209,535
Office rent liability	65,656	47,845
Deferred debt interest	741,560	—
Other	7,691	26,929
Total deferred tax assets	$4,328,781	$2,457,402

	2023	2022

Deferred tax liabilities:
Investment properties unrealized gain	$(36,507,341)	$(36,806,923)
Prepaid and other assets	(141,469)	(96,537)
Deferred financing cost	(3,698,940)	(2,388,299)
Right-of-use asset	(86,510)	(142,246)
Total deferred tax liabilities	$(40,434,260)	$(39,434,005)

Net deferred tax liability	$(36,105,479)	$(36,976,603)